PGIM S&P 500 Buffer 20 ETF - November
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.7%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $65,844)(wb)	65,844	$65,844
Options Purchased*~ 103.9%
(cost $8,288,759)		8,477,525

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.7% (cost $8,354,603)		8,543,369
Options Written*~ (4.7)%
(premiums received $367,504)		(383,260)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,987,099)		8,160,109
Liabilities in excess of other assets(z) (0.0)%		(696)

Net Assets 100.0%		$8,159,413

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69		139		14	$8,251,367
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64		139		14	226,158
Total Options Purchased (cost $8,288,759)								$8,477,525

PGIM S&P 500 Buffer 20 ETF - November
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$631.30		139		14	$(319,621)
SPDR S&P 500 ETF Trust	Put	10/31/25	$454.91		139		14	(63,639)
Total Options Written (premiums received $367,504)							$(383,260)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2